Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2026
Financial Risk Management [Abstract]
Schedule of Non-Trade Receivables which Reflect their Credit Risk and how the Loan Loss Provision

The Company uses two categories for non-trade receivables which reflect their credit risk and how the loan loss provision is determined for each of the categories. In calculating the expected credit loss rates, the Company considers historical loss rates for each category and adjusts for forward looking data.

Category	Definition	Loss provision
Performing	Low risk of default and strong capacity to pay	12 month expected losses

Non-performing	Significant increase in credit risk	Lifetime expected losses

Schedule of Level in Fair Value Hierarchy

(i) Disclosures of level in fair value hierarchy:

	Fair value measurements using
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
As of March 31, 2026
Digital assets	379,920,883	—	—	379,920,883
Digital assets receivables	—	20,973	—	20,973
Listed equity securities	81,163,900	—	—	81,163,900
Listed futures contracts	(1,679,636)	—	—	(1,679,636)
Unlisted equity securities	—	—	100,000	100,000
Digital assets payable	—	—	(135,267,935)	(135,267,935)
Digital assets payable – related party	—	—	(38,721,758)	(38,721,758)
Payable to client	(240,280,513)	—	—	(240,280,513)
Payable to client – related party	(1,411,323)	—	—	(1,411,323)
Total	217,713,311	20,973	(173,889,693)	43,844,591

As of March 31, 2025
Digital assets	221,162,809	—	—	221,162,809
Listed equity securities	13,538,564	—	—	13,538,564
Listed futures contracts	1,005	—	—	1,005
Unlisted equity securities	—	—	240,001	240,001
Investments in funds	79	—	—	79
Digital assets payable	—	—	(138,224,157)	(138,224,157)
Digital assets payable – related party	—	—	(10,702,814)	(10,702,814)
Payable to client	(53,141,585)	—	—	(53,141,585)
Payable to client – related party	(691,588)	—	—	(691,588)
Total	180,869,284	—	(148,686,970)	32,182,314

Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities

The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:

	Within 1 year	Over 1 year	Total
	US$	US$	US$
As of March 31, 2026
Non-derivative financial liabilities
Other payables	14,170,250	—	14,170,250
Lease liabilities	353,221	183,342	536,563
	14,523,471	183,342	14,706,813
As of March 31, 2025
Non-derivative financial liabilities
Other payables	7,014,157	—	7,014,157
Lease liabilities	189,821	22,868	212,689
	7,203,978	22,868	7,226,846